Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Ivy Funds and Shareholders of Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Core Equity Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Government Money Market Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Pzena International Value Fund, Ivy Science and Technology Fund, Ivy Securian Core Bond Fund, Ivy Securian Real Estate Securities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund and Ivy Value Fund

In planning and performing our audits of the financial statements of Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Core Equity Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Government Money Market Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Pzena International Value Fund, Ivy Science and Technology Fund, Ivy Securian Core Bond Fund, Ivy Securian Real Estate Securities Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund and Ivy Value Fund (twenty-seven of the funds constituting Ivy Funds, hereafter referred to as the “Funds”) as of and for the year ended March 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted the following deficiency in internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of March 31, 2021.

The Ivy Asset Strategy Fund and Ivy High Income Fund did not design and maintain effective controls to address the valuation for certain private equity investments in accordance with U.S. GAAP. Specifically, controls were not designed or maintained to evaluate the valuation model and available observable inputs related to the fair valuation of certain private equity securities provided by a third party valuation service. In addition, certain private equity securities that were valued by third party valuation services were not subject to a valuation committee review.

This report is intended solely for the information and use of the Board of Trustees of Ivy Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 21, 2021